Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Beginning Balance	$ 2,326	$ 0
Additions based on tax positions related to current year	4,200	1,258
Additions for tax positions of prior years	0	1,068
Reductions for tax positions of prior years	(1,311)	0
Expiration of statutes of limitation	(284)	0
Ending Balance	$ 4,931	$ 2,326